First Trust SMID Capital Strength ETF Shareholder Fees	Mar. 31, 2026
First Trust SMID Capital Strength ETF | First Trust SMID Capital Strength ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%